UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23146

Natixis ETF Trust

(Exact name of Registrant as specified in charter)

888 Boylston Street, Suite 800 Boston, Massachusetts 02199-8197

(Address of principal executive offices)   (Zip code)

Susan McWhan Tobin, Esq.

Natixis Distribution, LLC

888 Boylston Street, Suite 800

Boston, Massachusetts 02199-8197

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2139

Date of fiscal year end: December 31

Date of reporting period: December 31, 2025

Item 1. Reports to Stockholders.

(a)	The Registrant’s Annual Tailored Shareholder Report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

GQI

Principal Listing Exchange: NYSE Arca, Inc.

Natixis Gateway Quality Income ETF

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about Natixis Gateway Quality Income ETF for the period of January 1, 2025 to December 31, 2025. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Natixis Gateway Quality Income ETF	$37	0.34%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

How did the fund perform last year and what affected its performance?

Explanation of Fund Performance

The Natixis Gateway Quality Income ETF (GQI) seeks to deliver current income while maintaining prospects for capital appreciation by investing in a diversified portfolio of US common stocks that demonstrate high-quality characteristics and combines it with the characteristics of an options selling overlay program designed to balance long-term growth with monthly income.

The Fund uses equity-linked notes (ELNs) to replicate the performance of selling index covered call options on 50% of the underlying equity portfolio, which generates most of the targeted 7-12% annual yield. The remaining 50% of the equity portfolio is uncovered to provide unhedged market exposure.

Relative to the S&P 500® Index, the largest average active sector weights during 2025 were an overweighting to Consumer Staples and Consumer Discretionary sectors and an underweighting to Financials and Utilities sectors.

Top Contributors to Performance

•GQI’s underweight to Real Estate and Materials sectors contributed most to return.

•The largest contributing names were found in the Health Care and Communication Services sectors.

•Interest rates near long-term averages and double-digit implied volatility levels enhanced cash flow which supported equity market participation during periods of advance, offered a source of loss mitigation in periods of decline, and benefited the overall level of distribution.

Top Detractors from Performance

•GQI’s overweight to Consumer Staples and Consumer Discretionary detracted most from return.

•The largest detracting names were found in the Consumer Discretionary and Industrials sectors.

Fund Performance

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains are reinvested. The tables do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. You cannot invest directly in an index.

Total Return Based on a Hypothetical $10,000 Investment

	Natixis Gateway Quality Income ETF	S&P 500® Index
12/2023	$10,000	$10,000
12/2023	$10,197	$10,279
01/2024	$10,358	$10,452
02/2024	$10,699	$11,010
03/2024	$10,879	$11,365
04/2024	$10,426	$10,900
05/2024	$10,810	$11,441
06/2024	$11,141	$11,851
07/2024	$11,172	$11,996
08/2024	$11,275	$12,287
09/2024	$11,464	$12,549
10/2024	$11,321	$12,435
11/2024	$11,925	$13,165
12/2024	$11,817	$12,851
01/2025	$12,127	$13,209
02/2025	$11,950	$13,037
03/2025	$11,306	$12,302
04/2025	$11,332	$12,219
05/2025	$11,810	$12,988
06/2025	$12,152	$13,649
07/2025	$12,389	$13,955
08/2025	$12,630	$14,238
09/2025	$12,995	$14,757
10/2025	$13,281	$15,103
11/2025	$13,463	$15,140
12/2025	$13,556	$15,149

Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance, visit im.natixis.com/en-us/products/mutual-funds/price-and-performance.

Average Annual Total Returns (%)

AATR	1 Year	Since Inception 12/12/23
Natixis Gateway Quality Income ETF	14.72%	15.98%
S&P 500® Index	17.88%	22.32%

Key Fund Statistics

Total Net Assets	$223,168,820
# of Portfolio Holdings (including overnight repurchase agreements)	97
Portfolio Turnover Rate	65%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$257,382

What did the Fund invest in? (% of Net Assets)

Industry Summary

Semiconductors & Semiconductor Equipment
13.9%
Equity-Linked Notes
10.0%
Software
8.9%
Interactive Media & Services
8.6%
Technology Hardware, Storage & Peripherals
7.0%
Financial Services
4.8%
Broadline Retail
3.9%
Oil, Gas & Consumable Fuels
3.4%
Pharmaceuticals
3.0%
Other investments less than 3% of net assets*
36.5%

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	36.5%
Pharmaceuticals	3.0%
Oil, Gas & Consumable Fuels	3.4%
Broadline Retail	3.9%
Financial Services	4.8%
Technology Hardware, Storage & Peripherals	7.0%
Interactive Media & Services	8.6%
Software	8.9%
Equity-Linked Notes	10.0%
Semiconductors & Semiconductor Equipment	13.9%
Footnote	Description
Footnote*	Net of other assets less liabilities

Top Ten Holdings

NVIDIA Corp.	7.5%
Apple, Inc.	6.7%
Alphabet, Inc., Class A	5.7%
Microsoft Corp.	4.0%
Amazon.com, Inc.	3.9%
Meta Platforms, Inc., Class A	2.9%
Mastercard, Inc., Class A	2.6%
Barclays Bank PLC (United Kingdom)	2.5%
Costco Wholesale Corp.	2.3%
UBS AG (Switzerland)	2.2%

Material Fund Changes

There were no material fund changes during the period.

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments.

GQI

Natixis Gateway Quality Income ETF

Annual Shareholder Report

December 31, 2025

TGQI99-1225

(b) Not Applicable.

Item 2. Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial and accounting officer and persons performing similar functions. There have been no amendments or waivers of the Registrant’s code of ethics during the period.

Item 3. Audit Committee Financial Expert.

The Board of Trustees of the Registrant has established an audit committee. Mr. Richard A. Goglia, Mr. James P. Palermo, Mr. Peter J. Smail and Ms. Cynthia L. Walker are members of the audit committee and have been designated as “audit committee financial experts” by the Board of Trustees. Each of these individuals is also an Independent Trustee of the Registrant.

Item 4. Principal Accountant Fees and Services.

Fees billed by the Principal Accountant for services rendered to the Registrant.

The table below sets forth fees billed by the principal accountant, PricewaterhouseCoopers LLP, for the past two fiscal years for professional services rendered in connection with a) the audit of the Registrant’s annual financial statements and services provided in connection with regulatory filings; b) audit-related services (including services that are reasonably related to the performance of the audit of the Registrant’s financial statements but not reported under “Audit Fees”); c) tax compliance, tax advice and tax planning and d) all other fees billed for professional services rendered by the principal accountant to the Registrant, other than the services reported as a part of (a) through (c) of this Item.

	Audit fees		Audit-related fees[1]		Tax fees[2]		All other fees
	1/1/24- 12/31/24	1/1/25- 12/31/25	1/1/24- 12/31/24	1/1/25- 12/31/25	1/1/24- 12/31/24	1/1/25- 12/31/25	1/1/24- 12/31/24	1/1/25- 12/31/25
Natixis ETF Trust	$39,140	$32,314	$25	$28	$14,604	$8,965	$---	$--

1.	Audit-related fees consist of:

2024 & 2025 – performance of agreed-upon procedures related to the Registrant’s deferred compensation plan.

2.	Tax fees consist of:

2024 & 2025 – review of the Registrant’s tax returns (2024 & 2025) and consulting services related to tax treatments for specific security types (2025).

Aggregate fees billed to the Registrant for non-audit services during 2024 and 2025 were $14,629 and $8,993, respectively.

(e)(1) Audit Committee Pre-Approval Policies.

Annually, the Registrant’s Audit Committee reviews the audit, audit-related, tax and other non-audit services together with the projected fees, for services proposed to be rendered to the Registrant and/or other entities for which pre-approval is required during the upcoming year. Any subsequent revisions to already pre-approved services or fees (including fee increases) and requests for pre-approval of new services would be presented for consideration quarterly as needed.

If, in the opinion of management, a proposed engagement by the Registrant’s independent accountants needs to commence before the next regularly scheduled Audit Committee meeting, any member of the Audit Committee who is an Independent Trustee of the Registrant is authorized to pre-approve the engagement, but only for engagements to provide audit, audit related and tax services. This approval is subject to review by the full Audit Committee at its next quarterly meeting. All other engagements require the approval of all the members of the Audit Committee.

(e)(2) None of the services described in each of Items 4 (b) through (d) were approved pursuant to de minimis exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Fees billed by the Principal Accountant for services rendered to the Adviser and Control Affiliates.

The following table sets forth the fees billed by the Registrant’s principal accountant for non-audit services rendered to Natixis Advisors, LLC (“Natixis Advisors”) and entities controlling, controlled by or under common control with Natixis Advisors (“Control Affiliates”) that provide ongoing services to the Registrant, for engagements that related directly to the operations and financial reporting of the Registrant for the last two fiscal years.

	Audit-related fees		Tax fees		All other fees
	1/1/24- 12/31/24	1/1/25- 12/31/25	1/1/24- 12/31/24	1/1/25- 12/31/25	1/1/24- 12/31/24	1/1/25- 12/31/25
Control Affiliates	$---	$---	$---	$--	$--	$245,000

The following table sets forth the aggregate fees billed by the Registrant’s principal accountant for non-audit services rendered to Natixis Advisors, and Control Affiliates that provide ongoing services to the Registrant, for the last two fiscal years, including the fees disclosed in the table above.

	Aggregate Non-Audit Fees
	1/1/24-12/31/24	1/1/25-12/31/25
Control Affiliates	$55,000	$245,000

(h) The audit committee has considered and determined that the provisions of non-audit services that were rendered to the Registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

(a) This registrant has a separately designated standing audit committee comprised of independent Trustees. Mr. Richard A. Goglia, Mr. James P. Palermo, Mr. Peter J. Smail and Ms. Cynthia L. Walker are members of the audit committee.

(b) Not Applicable

Item 6. Schedule of Investments.

The Schedule of Investments are incorporated by reference as part of the Financial Statements and Other Important Information for Open-End Management Investment Companies filed as Item 7 herewith.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a) The Registrant’s Financial Statements and Other Important Information are attached herewith.

(b) The Registrant’s Financial Highlights are attached herewith.

Annual Financial Statements and Other Important Information
December 31, 2025

Natixis Gateway Quality Income ETF
Natixis Loomis Sayles Focused Growth ETF
Natixis Vaughan Nelson Select ETF

Portfolio of Investments – as of December 31, 2025
Natixis Gateway Quality Income ETF

Shares	Description	Value (†)
Common Stocks — 89.6% of Net Assets
	Aerospace & Defense — 0.6%
2,644	Lockheed Martin Corp.	$1,278,823
	Air Freight & Logistics — 1.2%
8,107	C.H. Robinson Worldwide, Inc.	1,303,282
9,316	Expeditors International of Washington, Inc.	1,388,177
		2,691,459
	Automobiles — 1.4%
7,130	Tesla, Inc.(a)	3,206,504
	Banks — 1.9%
12,949	JPMorgan Chase & Co.	4,172,427
	Beverages — 1.0%
29,764	Monster Beverage Corp.(a)	2,282,006
	Biotechnology — 1.7%
5,078	AbbVie, Inc.	1,160,273
13,021	Gilead Sciences, Inc.	1,598,197
11,260	Incyte Corp.(a)	1,112,150
		3,870,620
	Broadline Retail — 3.9%
37,927	Amazon.com, Inc.(a)	8,754,310
	Building Products — 0.7%
7,838	A.O. Smith Corp.	524,206
2,195	Lennox International, Inc.	1,065,848
		1,590,054
	Capital Markets — 1.6%
4,897	Cboe Global Markets, Inc.	1,229,147
912	FactSet Research Systems, Inc.	264,653
3,454	Moody's Corp.	1,764,476
3,391	T. Rowe Price Group, Inc.	347,171
		3,605,447
	Commercial Services & Supplies — 1.8%
14,422	Cintas Corp.	2,712,346
20,149	Rollins, Inc.	1,209,343
		3,921,689
	Communications Equipment — 0.5%
7,830	Arista Networks, Inc.(a)	1,025,965
	Construction & Engineering — 0.8%
3,074	EMCOR Group, Inc.	1,880,642
	Consumer Staples Distribution & Retail — 2.8%
5,951	Costco Wholesale Corp.	5,131,785
8,168	Kroger Co.	510,337
5,871	Walmart, Inc.	654,088
		6,296,210
	Distributors — 0.2%
2,253	Pool Corp.	515,374
	Electric Utilities — 0.7%
10,304	NRG Energy, Inc.	1,640,809
	Electronic Equipment, Instruments & Components — 0.4%
3,905	Jabil, Inc.	890,418
	Entertainment — 0.7%
2,925	Netflix, Inc.(a)	274,248
2,042	Spotify Technology SA(a)	1,185,810
		1,460,058
	Financial Services — 4.8%
8,241	Berkshire Hathaway, Inc., Class B(a)	4,142,339
Shares	Description	Value (†)
	Financial Services — continued
4,998	Jack Henry & Associates, Inc.	$912,035
10,082	Mastercard, Inc., Class A	5,755,612
		10,809,986
	Food Products — 0.8%
26,430	Archer-Daniels-Midland Co.	1,519,460
2,059	Bunge Global SA	183,416
		1,702,876
	Ground Transportation — 1.0%
1,157	J.B. Hunt Transport Services, Inc.	224,851
12,267	Old Dominion Freight Line, Inc.	1,923,466
		2,148,317
	Health Care Equipment & Supplies — 1.6%
4,684	IDEXX Laboratories, Inc.(a)	3,168,867
1,558	ResMed, Inc.	375,275
		3,544,142
	Health Care Providers & Services — 2.6%
7,245	Cardinal Health, Inc.	1,488,848
10,690	Cencora, Inc.	3,610,547
909	McKesson Corp.	745,644
		5,845,039
	Hotels, Restaurants & Leisure — 0.5%
2,143	Domino's Pizza, Inc.	893,245
1,015	DoorDash, Inc., Class A(a)	229,877
		1,123,122
	Household Durables — 0.7%
198	NVR, Inc.(a)	1,443,968
	Household Products — 0.9%
3,379	Clorox Co.	340,705
21,370	Colgate-Palmolive Co.	1,688,657
		2,029,362
	Insurance — 2.2%
1,743	Erie Indemnity Co., Class A	499,631
11,810	Progressive Corp.	2,689,373
14,915	Prudential Financial, Inc.	1,683,605
		4,872,609
	Interactive Media & Services — 8.6%
40,723	Alphabet, Inc., Class A	12,746,299
9,760	Meta Platforms, Inc., Class A	6,442,478
		19,188,777
	IT Services — 1.6%
7,791	Accenture PLC, Class A	2,090,325
5,772	VeriSign, Inc.	1,402,308
		3,492,633
	Machinery — 0.1%
1,004	Illinois Tool Works, Inc.	247,285
	Metals & Mining — 0.2%
3,839	Newmont Corp.	383,324
	Oil, Gas & Consumable Fuels — 3.4%
10,440	APA Corp.	255,362
13,154	EOG Resources, Inc.	1,381,302
1,753	Marathon Petroleum Corp.	285,090
8,379	Phillips 66	1,081,226
3,975	Texas Pacific Land Corp.	1,141,700
21,325	Valero Energy Corp.	3,471,497
		7,616,177
See accompanying notes to financial statements.
1 |

Portfolio of Investments – as of December 31, 2025
Natixis Gateway Quality Income ETF (continued)
Shares	Description	Value (†)
	Pharmaceuticals — 3.0%
18,099	Bristol-Myers Squibb Co.	$976,260
2,838	Eli Lilly & Co.	3,049,942
6,854	Johnson & Johnson	1,418,435
10,064	Merck & Co., Inc.	1,059,337
2,280	Zoetis, Inc.	286,869
		6,790,843
	Real Estate Management & Development — 0.3%
4,641	CBRE Group, Inc., Class A(a)	746,226
	Semiconductors & Semiconductor Equipment — 13.9%
960	Advanced Micro Devices, Inc.(a)	205,594
3,947	Applied Materials, Inc.	1,014,340
12,482	Broadcom, Inc.	4,320,020
1,724	KLA Corp.	2,094,798
21,213	Lam Research Corp.	3,631,241
2,522	Micron Technology, Inc.	719,804
89,321	NVIDIA Corp.	16,658,367
13,868	QUALCOMM, Inc.	2,372,121
		31,016,285
	Software — 8.9%
10,751	Adobe, Inc.(a)	3,762,743
3,203	AppLovin Corp., Class A(a)	2,158,245
30,502	Fortinet, Inc.(a)	2,422,164
18,684	Microsoft Corp.	9,035,956
9,194	Palantir Technologies, Inc., Class A(a)	1,634,234
5,164	ServiceNow, Inc.(a)	791,073
		19,804,415
	Specialty Retail — 2.8%
13,490	Best Buy Co., Inc.	902,886
2,937	Home Depot, Inc.	1,010,622
9,927	TJX Cos., Inc.	1,524,886
2,836	Ulta Beauty, Inc.(a)	1,715,808
6,362	Williams-Sonoma, Inc.	1,136,190
		6,290,392
	Technology Hardware, Storage & Peripherals — 7.0%
54,515	Apple, Inc.	14,820,448
6,988	NetApp, Inc.	748,345
		15,568,793
	Textiles, Apparel & Luxury Goods — 1.2%
10,183	Deckers Outdoor Corp.(a)	1,055,671
7,486	Lululemon Athletica, Inc.(a)	1,555,666
		2,611,337
	Trading Companies & Distributors — 1.6%
22,067	Fastenal Co.	885,549
2,723	W.W. Grainger, Inc.	2,747,643
		3,633,192
	Total Common Stocks (Identified Cost $173,670,884)	199,991,915

Principal Amount	Description	Value (†)
Equity-Linked Notes — 10.0%
$5,444,915	Barclays Bank PLC, (S&P 500 Index), 71.910%, 2/06/2026(b)	$5,541,565
3,694,689	BNP Paribas Issuance BV, (S&P 500 Index), 78.450%, 1/16/2026(b)	3,694,513
4,384,767	Citigroup Global Markets Holdings, Inc., (S&P 500 Index), 77.220%, 1/23/2026(b)	4,406,064
3,897,147	Royal Bank of Canada, (S&P 500 Index), 89.700%, 1/09/2026(b)	3,847,624
4,868,986	UBS AG, (S&P 500 Index), 75.550%, 1/30/2026(b)	4,837,875
	Total Equity-Linked Notes (Identified Cost $22,290,504)	22,327,641

Short-Term Investments — 0.1%
104,369	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/2025 at 2.150% to be repurchased at $104,382 on 1/02/2026 collateralized by $106,100 U.S. Treasury Note, 3.750% due 6/30/2027 valued at $106,631 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $104,369)	104,369
	Total Investments — 99.7% (Identified Cost $196,065,757)	222,423,925
	Other assets less liabilities — 0.3%	744,895
	Net Assets — 100.0%	$223,168,820

(†)	See Note 2 of Notes to Financial Statements.

(a)	Non-income producing security.
(b)
All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2025, the value of
Rule 144A holdings amounted to $22,327,641 or 10.0% of net assets.

See accompanying notes to financial statements.
| 2

Portfolio of Investments – as of December 31, 2025
Natixis Loomis Sayles Focused Growth ETF

Shares	Description	Value (†)
Common Stocks — 98.7% of Net Assets
	Aerospace & Defense — 3.8%
108,309	Boeing Co.(a)	$23,516,050
	Automobiles — 7.9%
108,233	Tesla, Inc.(a)	48,674,545
	Beverages — 4.4%
355,259	Monster Beverage Corp.(a)	27,237,708
	Biotechnology — 5.9%
14,109	Regeneron Pharmaceuticals, Inc.	10,890,314
56,070	Vertex Pharmaceuticals, Inc.(a)	25,419,895
		36,310,209
	Broadline Retail — 7.2%
191,257	Amazon.com, Inc.(a)	44,145,941
	Capital Markets — 1.2%
26,413	FactSet Research Systems, Inc.	7,664,788
	Entertainment — 6.8%
294,142	Netflix, Inc.(a)	27,578,754
125,262	Walt Disney Co.	14,251,058
		41,829,812
	Financial Services — 3.9%
69,040	Visa, Inc., Class A	24,213,018
	Health Care Equipment & Supplies — 2.9%
31,656	Intuitive Surgical, Inc.(a)	17,928,692
	Hotels, Restaurants & Leisure — 1.4%
103,181	Starbucks Corp.	8,688,872
	Interactive Media & Services — 18.9%
207,457	Alphabet, Inc., Class A	64,934,041
77,990	Meta Platforms, Inc., Class A	51,480,419
		116,414,460
	Life Sciences Tools & Services — 1.1%
52,174	Illumina, Inc.(a)	6,843,142
Shares	Description	Value (†)
	Semiconductors & Semiconductor Equipment — 15.5%
513,494	NVIDIA Corp.	$95,766,631
	Software — 17.8%
80,924	Autodesk, Inc.(a)	23,954,313
62,386	Microsoft Corp.	30,171,117
140,870	Oracle Corp.	27,456,972
71,396	Salesforce, Inc.	18,913,514
45,271	Workday, Inc., Class A(a)	9,723,306
		110,219,222
	Total Common Stocks (Identified Cost $515,852,609)	609,453,090

Principal Amount
Short-Term Investments — 0.3%
$1,829,844	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/2025 at 2.150% to be repurchased at $1,830,063 on 1/02/2026 collateralized by $1,858,700 U.S. Treasury Note, 3.750% due 6/30/2027 valued at $1,866,496 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $1,829,844)	1,829,844
	Total Investments — 99.0% (Identified Cost $517,682,453)	611,282,934
	Other assets less liabilities — 1.0%	6,477,705
	Net Assets — 100.0%	$617,760,639

(†)	See Note 2 of Notes to Financial Statements.

(a)	Non-income producing security.
See accompanying notes to financial statements.
3 |

Portfolio of Investments – as of December 31, 2025
Natixis Vaughan Nelson Select ETF

Shares	Description	Value (†)
Common Stocks — 100.3% of Net Assets
	Aerospace & Defense — 2.0%
1,260	Boeing Co.(a)	$273,571
	Banks — 4.2%
1,760	JPMorgan Chase & Co.	567,107
	Broadline Retail — 6.3%
3,692	Amazon.com, Inc.(a)	852,187
	Capital Markets — 2.6%
2,201	Intercontinental Exchange, Inc.	356,474
	Construction Materials — 2.2%
5,479	Amrize Ltd.(a)	296,304
	Consumer Finance — 2.9%
1,607	Capital One Financial Corp.	389,473
	Electrical Equipment — 2.9%
1,222	Eaton Corp. PLC	389,219
	Entertainment — 2.8%
3,267	Walt Disney Co.	371,687
	Financial Services — 3.1%
818	Berkshire Hathaway, Inc., Class B(a)	411,168
	Household Durables — 1.9%
628	TopBuild Corp.(a)	261,995
	Interactive Media & Services — 11.9%
3,229	Alphabet, Inc., Class A	1,010,677
892	Meta Platforms, Inc., Class A	588,800
		1,599,477
	Machinery — 1.9%
1,896	Xylem, Inc.	258,197
	Metals & Mining — 2.0%
1,650	Nucor Corp.	269,132
	Oil, Gas & Consumable Fuels — 4.8%
2,686	Expand Energy Corp.	296,427
2,926	Exxon Mobil Corp.	352,115
		648,542
	Pharmaceuticals — 6.2%
770	Eli Lilly & Co.	827,504
	Semiconductors & Semiconductor Equipment — 22.1%
1,425	Broadcom, Inc.	493,193
601	Monolithic Power Systems, Inc.	544,722
5,202	NVIDIA Corp.	970,173
3,165	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	961,812
		2,969,900
Shares	Description	Value (†)
	Software — 9.7%
1,604	Microsoft Corp.	$775,726
1,640	ServiceNow, Inc.(a)	251,232
595	Synopsys, Inc.(a)	279,483
		1,306,441
	Specialty Retail — 2.9%
4,317	O'Reilly Automotive, Inc.(a)	393,754
	Technology Hardware, Storage & Peripherals — 4.0%
1,970	Apple, Inc.	535,564
	Trading Companies & Distributors — 3.9%
640	United Rentals, Inc.	517,965
	Total Common Stocks (Identified Cost $10,217,200)	13,495,661

Principal Amount
Short-Term Investments — 0.4%
$54,146	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/2025 at 2.150% to be repurchased at $54,153 on 1/02/2026 collateralized by $55,000 U.S. Treasury Note, 3.750% due 6/30/2027 valued at $55,230 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $54,146)	54,146
	Total Investments — 100.7% (Identified Cost $10,271,346)	13,549,807
	Other assets less liabilities — (0.7)%	(92,433)
	Net Assets — 100.0%	$13,457,374

(†)	See Note 2 of Notes to Financial Statements.

(a)	Non-income producing security.

ADR
An American Depositary Receipt is a certificate issued by a
custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the
United States.

See accompanying notes to financial statements.
| 4

Statements of Assets and Liabilities
December 31, 2025

	Natixis Gateway Quality Income ETF	Natixis Loomis Sayles Focused Growth ETF	Natixis Vaughan Nelson Select ETF
ASSETS
Investments at cost	$196,065,757	$517,682,453	$10,271,346
Net unrealized appreciation	26,358,168	93,600,481	3,278,461
Investments at value	222,423,925	611,282,934	13,549,807
Receivable for Fund shares sold	1,135,719	7,657,001	—
Receivable from investment adviser (Note 5)	—	—	3,630
Receivable for securities sold	—	5,339,292	—
Dividends and interest receivable	814,119	122,000	6,308
Prepaid expenses	833	833	833
TOTAL ASSETS	224,374,596	624,402,060	13,560,578
LIABILITIES
Payable for securities purchased	1,023,217	—	—
Payable for Fund shares redeemed	—	6,262,599	—
Management fees payable (Note 5)	28,252	248,623	—
Deferred Trustees’ fees (Note 5)	69,014	14,996	45,144
Administrative fees payable (Note 5)	7,961	21,622	488
Audit and tax services fees payable	36,824	36,064	36,052
Other accounts payable and accrued expenses	40,508	57,517	21,520
TOTAL LIABILITIES	1,205,776	6,641,421	103,204
COMMITMENTS AND CONTINGENCIES(a)	—	—	—
NET ASSETS	$223,168,820	$617,760,639	$13,457,374
NET ASSETS CONSIST OF:
Paid-in capital	$225,524,118	$524,282,920	$13,040,439
Accumulated earnings (loss)	(2,355,298)	93,477,719	416,935
NET ASSETS	$223,168,820	$617,760,639	$13,457,374
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Net assets	$223,168,820	$617,760,639	$13,457,374
Shares of beneficial interest	3,930,000	13,810,000	350,400
Net asset value, offering and redemption price per share	$56.79	$44.73	$38.41

(a)	As disclosed in the Notes to Financial Statements, if applicable.
See accompanying notes to financial statements.
5 |

Statements of Operations
For the Year Ended December 31, 2025

	Natixis Gateway Quality Income ETF	Natixis Loomis Sayles Focused Growth ETF	Natixis Vaughan Nelson Select ETF
INVESTMENT INCOME
Interest	$14,210,022	$56,379	$13,146
Dividends	1,402,139	1,321,789	123,578
Less net foreign taxes withheld	—	—	(2,211)
	15,612,161	1,378,168	134,513
Expenses
Management fees (Note 5)	380,644	2,153,980	95,460
Administrative fees (Note 5)	67,846	184,051	6,015
Trustees' fees and expenses (Note 5)	29,423	33,993	22,780
Transfer agent fees and expenses (Note 5)	15,600	15,600	15,600
Audit and tax services fees	41,335	40,609	40,539
Custodian fees and expenses	49,185	61,334	31,117
Legal fees	1,620	6,370	1,044
Registration fees	7,413	34,140	—
Regulatory filing fees	13,000	13,000	13,000
Shareholder reporting expenses	20,764	24,472	12,006
Miscellaneous expenses	35,744	39,030	27,236
Total expenses	662,574	2,606,579	264,797
Less waiver and/or expense reimbursement (Note 5)	(123,262)	(64,882)	(152,605)
Net expenses	539,312	2,541,697	112,192
Net investment income (loss)	15,072,849	(1,163,529)	22,321
Net realized and unrealized gain (loss) on Investments
Net realized gain (loss) on:
Investments	(9,111,417)	21,733,758	618,838
Net change in unrealized appreciation (depreciation) on:
Investments	17,043,242	44,170,111	927,508
Net realized and unrealized gain on Investments	7,931,825	65,903,869	1,546,346
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$23,004,674	$64,740,340	$1,568,667
See accompanying notes to financial statements.
| 6

Statements of Changes in Net Assets

	Natixis Gateway Quality Income ETF		Natixis Loomis Sayles Focused Growth ETF
	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2025	Year Ended December 31, 2024
FROM OPERATIONS:
Net investment income (loss)	$15,072,849	$7,962,591	$(1,163,529)	$(476,513)
Net realized gain (loss) on investments	(9,111,417)	(3,274,218)	21,733,758	556,781
Net change in unrealized appreciation on investments	17,043,242	8,643,954	44,170,111	48,783,600
Net increase in net assets resulting from operations	23,004,674	13,332,327	64,740,340	48,863,868
FROM DISTRIBUTIONS TO SHAREHOLDERS:
	(15,094,693)	(7,959,690)	(181,888)	(230,769)
NET INCREASE IN NET ASSETS FROM CAPITAL SHARES TRANSACTIONS (Note 8)	81,960,492	86,756,649	249,931,393	248,742,522
Net increase in net assets	89,870,473	92,129,286	314,489,845	297,375,621
NET ASSETS
Beginning of the year	133,298,347	41,169,061	303,270,794	5,895,173
End of the year	$223,168,820	$133,298,347	$617,760,639	$303,270,794
See accompanying notes to financial statements.
7 |

Statements of Changes in Net Assets (continued)

	Natixis Vaughan Nelson Select ETF
	Year Ended December 31, 2025	Year Ended December 31, 2024
FROM OPERATIONS:
Net investment income (loss)	$22,321	$(44,918)
Net realized gain on investments	618,838	4,520,322
Net change in unrealized appreciation (depreciation) on investments	927,508	(1,679,367)
Net increase in net assets resulting from operations	1,568,667	2,796,037
FROM DISTRIBUTIONS TO SHAREHOLDERS:
	(28,032)	(1,633)
NET DECREASE IN NET ASSETS FROM CAPITAL SHARES TRANSACTIONS (Note 8)	(6,054,429)	(16,806,772)
Net decrease in net assets	(4,513,794)	(14,012,368)
NET ASSETS
Beginning of the year	17,971,168	31,983,536
End of the year	$13,457,374	$17,971,168
See accompanying notes to financial statements.
| 8

Financial Highlights
For a share outstanding throughout each period.

	Natixis Gateway Quality Income ETF
	Year Ended December 31, 2025	Year Ended December 31, 2024	Period Ended December 31, 2023*
Net asset value, beginning of the period	$54.41	$50.83	$50.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	5.15	4.37	0.15 (b)
Net realized and unrealized gain	2.35	3.43	0.84
Total from Investment Operations	7.50	7.80	0.99
LESS DISTRIBUTIONS FROM:
Net investment income	(5.12)	(4.22)	(0.16)
Net asset value, end of the period	$56.79	$54.41	$50.83
Total return(c)	14.72%	15.88%	1.97%(b)(d)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$223,169	$133,298	$41,169
Net expenses(e)	0.34%	0.34%	0.34%(f)
Gross expenses	0.42%	0.54%	2.30%(f)
Net investment income	9.50%	8.20%	5.83%(b)(f)
Portfolio turnover rate(g)	65%	43%	0%

*	From commencement of operations on December 12, 2023 through December 31, 2023.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)
Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.13, total return would have been 1.91% and the ratio of net investment income to average net assets would have been 4.92%.

(c)
Total return is calculated at net asset value assuming reinvestment of dividends and capital gains, if any. Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.

(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Portfolio turnover rate excludes securities received or delivered from in–kind processing of creations or redemptions.
See accompanying notes to financial statements.
9 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Natixis Loomis Sayles Focused Growth ETF
	Year Ended December 31, 2025	Year Ended December 31, 2024	Period Ended December 31, 2023*
Net asset value, beginning of the period	$38.78	$28.07	$25.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(a)	(0.11)	(0.09)	(0.04)
Net realized and unrealized gain	6.08	10.83	3.12
Total from Investment Operations	5.97	10.74	3.08
LESS DISTRIBUTIONS FROM:
Net realized capital gains	(0.02)	(0.03)	(0.01)
Net asset value, end of the period	$44.73	$38.78	$28.07
Total return(b)	15.44%	38.22%	12.31%(c)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$617,761	$303,271	$5,895
Net expenses(d)	0.59%	0.59%	0.59%(e)
Gross expenses	0.61%	0.67%	3.97%(e)
Net investment loss	(0.27)%	(0.26)%	(0.31)%(e)
Portfolio turnover rate(f)	0%(g)	5%	4%

*	From commencement of operations on June 28, 2023 through December 31, 2023.
(a)	Per share net investment loss has been calculated using the average shares outstanding during the period.
(b)
Total return is calculated at net asset value assuming reinvestment of dividends and capital gains, if any. Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.

(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.
(f)	Portfolio turnover rate excludes securities received or delivered from in–kind processing of creations or redemptions.
(g)	Amount rounds to less than 1%.
See accompanying notes to financial statements.
| 10

Financial Highlights (continued)
For a share outstanding throughout each period.

	Natixis Vaughan Nelson Select ETF
	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Net asset value, beginning of the period	$33.88	$30.74	$25.15	$32.01	$27.42
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.06	(0.05)	0.07	0.09	0.21 (b)
Net realized and unrealized gain (loss)	4.55	3.19	5.58	(5.19)	10.68
Total from Investment Operations	4.61	3.14	5.65	(5.10)	10.89
LESS DISTRIBUTIONS FROM:
Net investment income	(0.08)	(0.00)(c)	(0.06)	(0.08)	(0.29)
Net realized capital gains	—	—	—	(1.68)	(6.01)
Total Distributions	(0.08)	(0.00)	(0.06)	(1.76)	(6.30)
Net asset value, end of the period	$38.41	$33.88	$30.74	$25.15	$32.01
Total return(d)	13.61%	10.22%	22.48%	(16.59)%	39.60%(b)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$13,457	$17,971	$31,984	$11,831	$6,415
Net expenses(e)	0.80%	0.80%	0.80%	0.80%	0.83%(f)
Gross expenses	1.89%	1.38%	1.44%	2.57%	3.08%
Net investment income (loss)	0.16%	(0.16)%	0.25%	0.35%	0.65%(b)
Portfolio turnover rate(g)	72%	69%	47%	55%	88%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)
Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.02, total return would have been 38.99% and the ratio of net investment income to average net assets would have been 0.07%.

(c)	Amount rounds to less than $0.01 per share.
(d)
Total return is calculated at net asset value assuming reinvestment of dividends and capital gains, if any. Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.

(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Effective July 1, 2021, the expense limit decreased from 0.85% to 0.80%.
(g)	Portfolio turnover rate excludes securities received or delivered from in–kind processing of creations or redemptions.
See accompanying notes to financial statements.
11 |

Notes to Financial Statements
December 31, 2025
1.Organization. Natixis ETF Trust and Natixis ETF Trust II (the “Trusts” and each a “Trust”) are each organized as a Massachusetts business trust. Each Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Each Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of shares of beneficial interest of the Funds. Shares of the Funds are listed for trading on the NYSE Arca, Inc. (the “NYSE Arca”) and traded on other exchanges. The following funds (individually, a “Fund” and collectively, the “Funds”) are included in this report:
Natixis ETF Trust:
Natixis Gateway Quality Income ETF ("Quality Income ETF")
Natixis ETF Trust II:
Natixis Loomis Sayles Focused Growth ETF (“Focused Growth ETF”)
Natixis Vaughan Nelson Select ETF (“Select ETF”)
Quality Income ETF is a diversified investment company. Focused Growth ETF and Select ETF are non-diversified investment companies.
The Funds issue and redeem shares on a continuous basis through ALPS Distributors, Inc. (“ALPS”). Each Fund may pay ALPS, an unaffiliated distributor, fees under a plan adopted pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”). Currently, no Rule 12b-1
fees are charged. Future payments may be made under the 12b-1 Plan without further shareholder approval.
Most expenses can be directly attributed to a Fund. Expenses which cannot be directly attributed to a Fund are generally apportioned based on the relative net assets of each of the Funds in Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV and Gateway
Trust (“Natixis Funds Trusts”), Loomis Sayles Funds I and Loomis Sayles Funds II (“Loomis Sayles Funds Trusts”) and the Trusts.
2.Significant Accounting Policies. The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The Funds' financial statements follow the accounting and reporting guidelines provided for investment companies and are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund operates as a single segment entity, focusing on investments in a portfolio of securities. Each Fund's named president acts as chief operating decision maker ("CODM") regarding allocation of resources and performance assessment. Financial information including, but not limited to, portfolio composition, net asset changes and total returns, is used by the CODM to assess performance and to make resource allocation decisions and is consistent with that presented within the financial statements. Management has evaluated the events and transactions subsequent to year-end through the date the financial statements were issued and has determined that there were no material events that would require disclosure in the Funds' financial statements.
a. Valuation. Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. Each Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Funds’ Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the Board’s oversight.
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Futures contracts are valued at the closing settlement price on the exchange on which the valuation designee believes that, over time, they are traded most extensively. Shares of open-end investment companies are valued at NAV per share.
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Equity-linked notes are fair valued at bid prices supplied by an independent pricing service. Broker-dealer bid prices may be used to fair value debt and unlisted equities where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment.
| 12

Notes to Financial Statements (continued)
December 31, 2025
The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund’s investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund’s NAV is calculated. Fair valuation by the Fund(s) valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
b. Investment Transactions and Related Investment Income. Investment transactions are accounted for on a trade date plus one day basis for daily NAV calculation. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income (including income reinvested) and foreign withholding tax, if applicable, are recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as a Fund is notified, and interest income is recorded on an accrual basis. Dividends reinvested and stock dividends are reflected as non-cash dividends on the Statements of Operations. Interest income is increased by the accretion of discount and decreased by the amortization of premium, if applicable. For securities with pay down provisions, principal payments received are treated as a proportionate reduction to the cost basis of the securities, and excess or shortfall amounts are recorded as income. Distributions received from investments in securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis.
c. Foreign Currency Translation. The books and records of the Funds are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars on the respective dates of such transactions.
Net realized foreign exchange gains or losses arise from sales of foreign currency, changes in exchange rates between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded in the Funds’ books and records and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investment securities, as of the end of the fiscal period, resulting from changes in exchange rates. Net realized foreign exchange gains or losses and the net change in unrealized foreign exchange gains or losses are disclosed in the Statements of Operations. For federal income tax purposes, net realized foreign exchange gains or losses are characterized as ordinary income and may, if the Funds have net losses, reduce the amount of income available to be distributed by the Funds.
The values of investment securities are presented at the foreign exchange rates prevailing at the end of the period for financial reporting purposes. Net realized and unrealized gains or losses on investments reported in the Statements of Operations reflect gains or losses resulting from changes in exchange rates and fluctuations which arise due to changes in market prices of investment securities.
The Funds may use foreign currency exchange contracts to facilitate transactions in foreign-denominated investments. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.
d. Federal and Foreign Income Taxes. The Trusts treat each Fund as a separate entity for federal income tax purposes. Each Fund intends to meet the requirements of the Internal Revenue Code of 1986 ("IRC"), as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. Management has performed an analysis of each Fund’s tax positions for the open tax years as of December 31, 2025 and has concluded that no provisions for income tax are required. The Funds' federal tax returns for the prior three fiscal years, where applicable, remain subject to examination by the Internal Revenue Service.
A Fund may be subject to foreign withholding taxes on investment income and taxes on capital gains on investments that are accrued and paid based upon the Fund’s understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign withholding taxes on dividend and interest income are reflected on the Statements of Operations as a reduction of investment income, net of amounts that have been or are expected to be reclaimed and paid. Dividends and interest receivable on the Statements of Assets and Liabilities are net of foreign withholding taxes. Foreign withholding taxes where reclaims have been or are expected to be filed and paid are reflected on the Statements of Assets and Liabilities as tax reclaims receivable. Capital gains taxes paid are included in net realized gain (loss) on investments in the Statements of Operations. Accrued but unpaid capital gains taxes are
13 |

Notes to Financial Statements (continued)
December 31, 2025
reflected as foreign taxes payable on the Statements of Assets and Liabilities, if applicable, and reduce unrealized gains on investments. In the event that realized gains on investments are subsequently offset by realized losses, taxes paid on realized gains may be returned to a Fund. Such amounts, if applicable, are reflected as foreign tax rebates receivable on the Statements of Assets and Liabilities and are recorded as a realized gain when received.
Funds may file tax reclaims for previously withheld taxes on dividends earned in certain European Union countries (“EU reclaims”) and may continue to make such filings when it is determined to be in the best interest of the Funds and their shareholders. These filings are subject to various administrative proceedings by the local jurisdictions’ tax authorities within the European Union, as well as a number of related judicial proceedings. EU reclaims are recognized by a Fund when deemed more likely than not to be collected, and are reflected as tax reclaims in the Statements of Operations. Any related receivable is reflected as tax reclaims receivable in the Statements of Assets and Liabilities. Under certain circumstances, and to the extent that EU reclaims recovered by a Fund were previously passed-through as foreign tax credits to its U.S. taxable shareholders, a Fund may enter into closing agreements with the Internal Revenue Service ("IRS"). Doing so will enable a Fund to quantify and remit its tax liability related to any recoveries (on behalf of its shareholders). Accordingly, estimated charges, if any, related to a Fund’s closing agreement liability are presented as tax reclaim expenses in the Statements of Operations and its estimated closing agreement liability is presented as tax reclaim payable in the Statements of Assets and Liabilities. The actual closing agreement payment to the IRS may differ from the estimate and that difference may be material.
e. Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. Permanent differences are primarily due to differing treatments for book and tax purposes of items such as distributions in excess of income and/or capital gain, return of capital distributions received, capital gain distribution received, redemptions in-kind and net operating losses. Permanent book and tax basis differences relating to shareholder distributions, net investment income and net realized gains will result in reclassifications to capital accounts reported on the Statements of Assets and Liabilities. Temporary differences between book and tax distributable earnings are primarily due to deferred Trustees’ fees, return of capital distributions received, capital gain distribution received and wash sales. Amounts of income and capital gain available to be distributed on a tax basis are determined annually, and at other times during the Funds’ fiscal year as may be necessary to avoid knowingly declaring and paying a return of capital distribution. Distributions from net investment income and net realized short-term capital gains are reported as distributed from ordinary income for tax purposes.
The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid to shareholders during the years ended December 31, 2025 and 2024 was as follows:
	2025 Distributions			2024 Distributions
Fund	Ordinary Income	Long-Term Capital Gains	Total	Ordinary Income	Long-Term Capital Gains	Total
Quality Income ETF	$15,094,693	$ —	$15,094,693	$7,959,690	$ —	$7,959,690
Focused Growth ETF	—	181,888	181,888	—	230,769	230,769
Select ETF	28,032	—	28,032	1,633	—	1,633
Distributions paid to shareholders from net investment income and net realized capital gains, based on accounting principles generally accepted in the United States of America, are consolidated and reported on the Statements of Changes in Net Assets as Distributions to Shareholders. Distributions paid to shareholders from net investment income and net realized capital gains expressed in per-share amounts, based on accounting principles generally accepted in the United States of America, are separately stated and reported within the Financial Highlights.
| 14

Notes to Financial Statements (continued)
December 31, 2025
As of December 31, 2025, the components of distributable earnings on a tax basis were as follows:
	Quality Income ETF	Focused Growth ETF	Select ETF
Undistributed ordinary income	$ —	$ —	$1,164
Capital loss carryforward:
Short-term:
No expiration date	(25,507,640)	(23,944)	(2,451,887)
Long-term:
No expiration date	(545,637)	—	(349,134)
Total capital loss carryforward*	(26,053,277)	(23,944)	(2,801,021)
Unrealized appreciation	23,766,993	93,516,659	3,261,936
Total accumulated earnings (losses)	$(2,286,284)	$93,492,715	$462,079

*
Under Section 382 of the Internal Revenue Service Code, a portion of the capital loss carryforward for Quality Income ETF and Select ETF are subject to certain limitations upon availability, to offset future capital gains, if any.

As of December 31, 2025, the tax cost of investments (including derivatives, if applicable) and unrealized appreciation (depreciation) on a federal tax basis were as follows:
	Quality Income ETF	Focused Growth ETF	Select ETF
Federal tax cost	$198,656,932	$517,766,275	$10,287,871
Gross tax appreciation	$27,915,594	$104,566,868	$3,321,497
Gross tax depreciation	(4,148,601)	(11,050,209)	(59,561)
Net tax appreciation	$23,766,993	$93,516,659	$3,261,936
f. Equity-Linked Notes. Quality Income ETF may invest in equity-linked notes (“ELNs”). ELNs are hybrid instruments which combine both debt and equity characteristics into a single note form. ELN values are linked to the performance of an underlying index or a specific security. ELNs are unsecured debt obligations of an issuer and may not be publicly listed or traded on an exchange. ELNs have a coupon which is accrued and recorded as interest income on the Fund's Statement of Operations. The risk of investing in ELNs depends on the principal protection offered. Some ELNs may guarantee total principal or partial principal while others may not provide any guarantee of principal. The maturity value may also be impacted to the extent of any limit on the return value as part of the note structure. ELNs are subject to counterparty credit risk in that issuers and/or counterparties may fail to make payments when due or default completely, which could result in a loss of all or part of the Fund’s investment. ELNs outstanding at the end of the period, if any, are listed in the Fund's Portfolio of Investments.
g. Repurchase Agreements. Each Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which each Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is each Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities. As of December 31, 2025, each Fund, as applicable, had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement. The gross value of repurchase agreements is included in the Statements of Assets and Liabilities for financial reporting purposes.
h. Indemnifications. Under the Trusts’ organizational documents, their officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.
15 |

Notes to Financial Statements (continued)
December 31, 2025
3.Fair Value Measurements. In accordance with accounting standards related to fair value measurements and disclosures, the Funds have categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and
• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Funds' pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Funds have knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Funds do not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.
Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
The following is a summary of the inputs used to value the Funds' investments as of December 31, 2025, at value:
Quality Income ETF
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$199,991,915	$ —	$ —	$199,991,915
Equity-Linked Notes	—	22,327,641	—	22,327,641
Short-Term Investments	—	104,369	—	104,369
Total Investments	$199,991,915	$22,432,010	$—	$222,423,925

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Focused Growth ETF
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$609,453,090	$ —	$ —	$609,453,090
Short-Term Investments	—	1,829,844	—	1,829,844
Total Investments	$609,453,090	$1,829,844	$—	$611,282,934

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
| 16

Notes to Financial Statements (continued)
December 31, 2025

Select ETF
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$13,495,661	$ —	$ —	$13,495,661
Short-Term Investments	—	54,146	—	54,146
Total Investments	$13,495,661	$54,146	$—	$13,549,807

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
4.Purchases and Sales of Securities. For the year ended December 31, 2025, purchases and sales of securities (excluding in-kind transactions and short-term investments) were as follows:
Fund	Purchases	Sales
Quality Income ETF	$139,516,228	$93,116,352
Focused Growth ETF	34,807,118	1,725,776
Select ETF	10,050,739	9,990,052
For the year ended December 31, 2025, in-kind transactions were as follows:
Fund	In-Kind Purchases	In-Kind Sales
Quality Income ETF	$56,227,938	$45,321,676
Focused Growth ETF	257,113,878	49,412,823
Select ETF	353,963	6,291,874
Quality Income ETF, Focused Growth ETF and Select ETF realized a gain of $8,049,633, $21,762,374 and $1,261,859 respectively on in-kind sales during the year ended December 31, 2025. Gains and losses realized on in-kind sales are not recognized for tax purposes and are re-classified from realized gain (loss) to paid-in-capital.
5.Management Fees and Other Transactions with Affiliates.
a. Management Fees. Natixis Advisors, LLC (“Natixis Advisors”), serves as investment adviser to each Fund. Natixis Advisors is a wholly-owned subsidiary of Natixis Investment Managers, LLC, which is part of Natixis Investment Managers, an international asset management group based in Paris, France. Under the terms of the management agreements, each Fund pays a management fee at the following annual rates, calculated daily and payable monthly, based on each Fund’s average daily net assets:
Fund	Percentage of Average Daily Net Assets
Quality Income ETF	0.24%
Focused Growth ETF	0.50%
Select ETF	0.66%
Prior to July 1, 2025, Select ETF paid a management fee at the annual rate of 0.70% of the Fund's average daily net assets, calculated daily and payable monthly.
Natixis Advisors has entered into subadvisory agreements for each Fund as listed below.

Quality Income ETF	Gateway Investment Advisers, LLC (“Gateway Advisers”)
Focused Growth ETF	Loomis, Sayles & Company, L.P. (“Loomis Sayles”)
Select ETF	Vaughan Nelson Investment Management, L.P. ("Vaughan Nelson")
Gateway Advisers and Vaughan Nelson are subsidiaries of Natixis Investment Managers, LLC. Loomis Sayles is a limited partnership whose sole general partner, Loomis, Sayles & Company, Inc., is indirectly owned by Natixis Investment Managers, LLC.
17 |

Notes to Financial Statements (continued)
December 31, 2025
Under the terms of the subadvisory agreements, each Fund has agreed to pay its respective subadviser a subadvisory fee at the following annual rates, calculated daily and payable monthly, based on each Fund’s average daily net assets:
Fund	Subadviser	Percentage of Average Daily Net Assets
Quality Income ETF	Gateway Advisers	0.12%
Focused Growth ETF	Loomis Sayles	0.25%
Select ETF	Vaughan Nelson	0.4425%
Payments to Natixis Advisors are reduced by the amounts of payments to the subadvisers, as calculated based on the table above.
Prior to July 1, 2025, Select ETF had agreed to pay its respective subadviser a subadvisory fee at the annual rate of 0.47%, calculated daily and payable monthly, based on the Fund's average daily net assets.
Natixis Advisors has given a binding undertaking to the Funds to waive management fees and/or reimburse certain expenses to limit the Funds’ operating expenses, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, taxes, organizational and extraordinary expenses such as litigation and indemnification expenses. These undertakings are in effect until April 30, 2028, may be terminated before then only with the consent of the Funds’ Board of Trustees, and are reevaluated on an annual basis. Management fees payable, as reflected on the Statements of Assets and Liabilities, is net of waivers and/or expense reimbursements, if any, pursuant to these undertakings. Waivers/reimbursements that exceed management fees payable are reflected on the Statements of Assets and Liabilities as receivable from investment adviser.
For the year ended December 31, 2025, the expense limits as a percentage of average daily net assets under the expense limitation agreements were as follows:

Fund	Expense Limit as a Percentage of Average Daily Net Assets
Quality Income ETF	0.34%
Focused Growth ETF	0.59%
Select ETF	0.80%
Natixis Advisors shall be permitted to recover expenses borne under the expense limitation agreements (whether through waiver of management fees or otherwise) in later periods to the extent the annual operating expenses of a Fund fall below both (1) a Funds’ expense limitation ratio in place at the time such amounts were waived/reimbursed and (2) a Funds’ current applicable expense limitation ratio, provided, however, that a Fund is not obligated to pay such waived/reimbursed fees or expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.
For the year ended December 31, 2025, the management fees and waiver of management fees for each Fund were as follows:
	Gross Management Fees	Contractual Waivers of Management Fees[1]	Net Management Fees	Percentage of Average Daily Net Assets
Fund				Gross	Net
Quality Income ETF	$380,644	$123,262	$257,382	0.24%	0.16%
Focused Growth ETF	2,153,980	64,882	2,089,098	0.50%	0.48%
Select ETF	95,460	95,460	—	0.68%	— %

[1]	Management fee waivers are subject to possible recovery until December 31, 2026.

Fund	Reimbursements[1]
Select ETF	$57,145

[1]	Expense reimbursement is subject to possible recovery until December 31, 2026.
No expenses were recovered for any of the Funds during the year ended December 31, 2025 under the terms of the expense limitation agreements.
b. Administrative Fees. Natixis Advisors provides certain administrative services for the Funds and contracts with State Street Bank and Trust Company ("State Street Bank") to serve as sub-administrator. Pursuant to an agreement among Natixis Funds Trusts, Loomis
| 18

Notes to Financial Statements (continued)
December 31, 2025
Sayles Funds Trusts, the Trusts and Natixis Advisors, each Fund pays Natixis Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0540% of the first $15 billion of the average daily net assets of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and the Trusts, 0.0500% of the next $15 billion, 0.0400% of the next $30 billion, 0.0275% of the next $30 billion and 0.0225% of such assets in excess of $90 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts, Loomis Sayles Funds Trusts and the Trusts of $10 million, which is reevaluated on an annual basis.
For the year ended December 31, 2025, the administrative fees for each Fund were as follows:
Fund	Administrative Fees
Quality Income ETF	$67,846
Focused Growth ETF	184,051
Select ETF	6,015
c. Trustees Fees and Expenses. The Trusts do not pay any compensation directly to their officers or Trustees who are directors, officers or employees of Natixis Advisors, Natixis Distribution, Natixis Investment Managers, LLC or their affiliates. The Chairperson of the Board of Trustees receives a retainer fee at the annual rate of $410,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that he attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $235,000. Each Independent Trustee also receives a meeting attendance fee of $10,000 for each meeting of the Board of Trustees that he or she attends in person and $5,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, the Chairperson of the Contract Review Committee and the Chairperson of the Audit Committee each receive an additional retainer fee at the annual rate of $30,000. The Chairperson of the Governance Committee receives an additional retainer fee at the annual rate of $20,000. Each Contract Review Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Audit Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Governance Committee member is compensated $2,500 for each Committee meeting that he or she attends. These fees are allocated among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts based on a formula that takes into account, among other factors, the relative net assets of each fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.
A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain funds of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts as designated by the participating Trustees. Changes in the value of participants’ deferral accounts are allocated pro rata among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts and are normally reflected as Trustees’ fees and expenses in the Statements of Operations. Deferred amounts remain in the funds until distributed in accordance with the provisions of the Plan. The portions of the accrued obligations allocated to the Funds under the Plan are reflected as Deferred Trustees’ fees in the Statements of Assets and Liabilities.
Certain officers and employees of Natixis Advisors and affiliates are also officers and/or Trustees of the Trusts.
d. Affiliated Ownership. As of December 31, 2025, the percentage of Focused Growth ETF’s net assets owned by affiliates is as follows:
Percentage of Net Assets
Loomis Sayles Growth Fund	31.02%
Investment activities of affiliated shareholders could have material impacts on the Fund.
6.Line of Credit. Each Fund, together with certain other funds of Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts, entered into a syndicated, revolving, committed, unsecured line of credit with State Street Bank as administrative agent. The aggregate revolving commitment amount is $575,000,000. Any one Fund may borrow up to $402,500,000 under the line of credit agreement (as long as all borrowings by all Funds in the aggregate do not exceed the $575,000,000 limit at any time), subject to each Fund’s investment restrictions and its contractual obligations under the line of credit. Interest is charged to the Funds based upon the terms set forth in the agreement. In addition, a commitment fee of 0.15% per annum, payable at the end of each calendar quarter, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit.
For the year ended December 31, 2025, none of the Funds had borrowings under this agreement.
19 |

Notes to Financial Statements (continued)
December 31, 2025
7.Risk. The Funds have exposure to certain types of risk as summarized below.
a. Authorized Participant Concentration Risk.  Only an Authorized Participant may engage in creation or redemption transactions directly with the Funds. The Funds have a limited number of institutions that act as Authorized Participants, none of which are or will be obligated to engage in creation or redemption transactions. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Funds and no other Authorized Participant is able to step forward to create or redeem Creation Units, Fund shares may trade at a discount to NAV and possibly face trading halts and/or delisting.
b. Premium/Discount Risk. Shares of the Funds are listed for trading on the NYSE Arca and are bought and sold in the secondary market at market prices that may differ from their most recent NAV. The market value of the Funds’ shares will fluctuate, in some cases materially, in response to changes in the Funds’ NAV, the intraday value of the Funds’ holdings, and the relative supply and demand for the Funds’ shares on the exchange. Disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for shares may result in shares trading at a significant premium or discount to NAV and/or in a reduced liquidity of your investment. If a shareholder purchases shares at a time when the market price is at a premium to the NAV or sells shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses.
c. Trading Issues Risk. Trading in Fund shares on the NYSE Arca may be halted in certain circumstances. There can be no assurance that the requirements of the NYSE Arca necessary to maintain the listing of the Fund will continue to be met.
d. Non-Diversified Risk. Focused Growth ETF and Select ETF are non-diversified, which means that the Funds are not limited under the 1940 Act to a percentage of assets that it may invest in any one issuer. Because the Funds may invest in the securities of a limited number of issuers, an investment in the Funds may involve a higher degree of risk than would be present in a diversified portfolio.
e. Other. Geopolitical events (such as trading halts, sanctions or wars) could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. These, and other related events, could significantly impact a Fund's performance and the value of an investment in the Fund, even if the Fund does not have direct exposure to issuers in the country or countries involved.
8.Capital Shares. Shares of the Funds may be acquired or redeemed directly from the Funds by Authorized Participants only in aggregations of 10,000 shares (“Creation Units”), or multiples thereof. Each Authorized Participant enters into an Authorized Participant agreement with the Funds’ Distributor.
A creation transaction order, which is subject to acceptance by ALPS, generally takes place when an Authorized Participant deposits into the Funds a designated portfolio of securities and/or cash (including any portion of such securities for which cash may be substituted) and a specified amount of cash approximating the holdings of the Funds in exchange for a specified number of Creation Units.
Similarly, shares can be redeemed only in Creation Units, generally for a designated portfolio of securities and/or cash (including any portion of such securities for which cash may be substituted) held by the Funds and a specified amount of cash. Except when aggregated in Creation Units, shares are not redeemable directly with the Funds.
The prices at which creations and redemptions occur are based on the next calculation of NAV after a creation or redemption order is received in an acceptable form under the Authorized Participant agreement. These prices may differ from the market price of the Fund’s shares.
The Funds may impose a creation transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Transaction fees are included in capital share transactions on the Statements of Changes in Net Assets.
Transactions in capital shares were as follows:

	Year Ended December 31, 2025		Year Ended December 31, 2024
Quality Income ETF	Shares	Amount	Shares	Amount
Issued from the sale of shares	2,320,000	$127,172,460	2,610,000	$138,975,755
Redeemed	(840,000)	(45,211,968)	(970,000)	(52,219,106)
Increase from capital share transactions	1,480,000	$81,960,492	1,640,000	$86,756,649
| 20

Notes to Financial Statements (continued)
December 31, 2025
8.Capital Shares (continued).

	Year Ended December 31, 2025		Year Ended December 31, 2024
Focused Growth ETF	Shares	Amount	Shares	Amount
Issued from the sale of shares	7,180,000	$300,586,495	7,610,000	$248,742,522
Redeemed	(1,190,000)	(50,655,102)	—	—
Increase from capital share transactions	5,990,000	$249,931,393	7,610,000	$248,742,522

	Year Ended December 31, 2025		Year Ended December 31, 2024
Select ETF	Shares	Amount	Shares	Amount
Issued from the sale of shares	10,000	$358,856	140,000	$4,656,663
Redeemed	(190,000)	(6,413,285)	(650,000)	(21,463,435)
Decrease from capital share transactions	(180,000)	$(6,054,429)	(510,000)	$(16,806,772)
21 |

Report of Independent Registered Public Accounting Firm
To the Boards of Trustees of Natixis ETF Trust and Natixis ETF Trust II and Shareholders of Natixis Gateway Quality Income ETF, Natixis Loomis Sayles Focused Growth ETF, and Natixis Vaughan Nelson Select ETF
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Natixis Gateway Quality Income ETF (constituting Natixis ETF Trust), Loomis Sayles Focused Growth ETF and Natixis Vaughan Nelson Select ETF (constituting Natixis ETF Trust II) (hereafter collectively referred to as the "Funds") as of December 31, 2025, the related statements of operations for the year ended December 31, 2025, the statements of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2025, the results of each of their operations, the changes in each of their net assets for each of the two years in the period ended December 31, 2025 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian and brokers; when a reply was not received from a broker, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Boston, Massachusetts
February 23, 2026
We have served as the auditor of one or more investment companies in Natixis Investment Company Complex since at least 1995. We have not been able to determine the specific year we began serving as auditor.
| 22

2025 U.S. Tax Distribution Information to Shareholders (Unaudited)
Corporate Dividends Received Deduction. For the fiscal year ended December 31, 2025, a percentage of dividends distributed by the Funds listed below qualify for the dividends received deduction for corporate shareholders. These percentages are as follows:
Fund	Qualifying Percentage
Quality Income ETF	8.89%
Select ETF	100.00%
Qualified Dividend Income. For the fiscal year ended December 31, 2025, the Funds below will designate up to the maximum amount allowable pursuant to the Internal Revenue Code as qualified dividend income eligible for reduced tax rates. These lower rates range from 0% to 20% depending on an individual’s tax bracket. If the Funds pay a distribution during calendar year 2025, complete information will be reported in conjunction with Form 1099-DIV.
Fund	Qualifying Percentage
Quality Income ETF	8.67%
Select ETF	100.00%
Capital Gains Distributions. Pursuant to Internal Revenue Section 852(b), the following Fund paid distributions, which have been designated as capital gains distributions for the year ended December 31, 2025.
Fund	Amount
Focused Growth ETF	$181,888
23 |

This Page Intentionally Left Blank

Contact us
ALPS Distributors, Inc. is the distributor for the Natixis Gateway Quality Income ETF, Natixis Loomis Sayles Focused Growth ETF and Natixis Vaughan Nelson Select ETF. Natixis Distribution, LLC is a marketing agent. ALPS Distributors, Inc. is not affiliated with Natixis Distribution, LLC.
˃To learn more about Natixis ETFs:
Visit:im.natixis.com Call:  800-225-5478
Before investing, consider the fund’s investment objectives, risks, charges, and expenses. Visit im.natixis.com or call 800-225-5478 for a prospectus or summary prospectus containing this and other information.
Contact us by mail:
If you wish to communicate with the funds’ Board of Trustees, you may do so by writing to:
Secretary of the Funds
Natixis Advisors, LLC
888 Boylston Street, Suite 800
Boston, MA 02199-8197
The correspondence must (a) be signed by the shareholder; (b) include the shareholder’s name and address; and (c) identify the fund(s), account number, share class, and number of shares held in that fund, as of a recent date.
Or by e-mail:
secretaryofthefunds@natixis.com (Communications regarding recommendations for Trustee candidates may not be submitted by e-mail.)
Please note:  Unlike written correspondence, e-mail is not secure. Please do NOT include your account number, Social Security number, PIN, or any other non-public personal information in an e-mail communication because this information may be viewed by others.

Exp. 2/28/2027
USIMV58A-1225
This page is not part of the financial statements and other important information

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The remuneration paid to Directors and Officers are incorporated by reference as part of the Financial Statements and Other Important Information for Open-End Management Investment Companies filed as Item 7 herewith.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable for the current reporting period due to the timing of the Board’s approval of these agreements.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Securities Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by the report that have materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a) (1)

Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit is filed herewith.

(a) (2)

Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act by the registered national securities exchange or registered national securities association upon which the registrants securities are listed. Not Applicable.

(a) (3)	A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) is filed herewith.
(a) (3)(1)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not Applicable

(a) (3)(2)	Changes in the registrant’s independent public accountant. Not Applicable
(b)

Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) is filed herewith.

(101)	Inline Interactive Data File-the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Natixis ETF Trust

By: /s/ David L. Giunta

Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	February 23, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ David L. Giunta

Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	February 23, 2026

By: /s/ Matthew J. Block

Name:	Matthew J. Block
Title:	Treasurer and Principal Financial and Accounting Officer
Date:	February 23, 2026